OPERATING DATA - Schedule of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Finished products	$ 5,589	$ 4,853
Production in process	4,652	4,177
Raw materials	5,597	5,245
Manufacturing supplies, spare parts and other	2,751	2,226
Total	18,589	16,501
Spare parts	2,100	1,700
Manufacturing and other	$ 600	$ 500